Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0002082559
Registrant Name	Golub Capital Private Income Fund I
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES